Financial Instruments (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments - assets		$ 22		$ 24
Derivatives designated as hedging instruments - liabilities		194		170
Derivatives not designated as hedging instruments - assets		63		32
Derivatives not designated as hedging instruments - liabilities		92		117
Four Quarter Rolling Average Of Notional Amount Of Foreign Exchange Contracts Hedging Foreign Currency Transactions		20,100		17,800
Gain (loss) recorded in Accumulated other comprehensive loss	$ (33)	(307)
(Gain) loss reclassified from Accumulated other comprehensive loss into Product sales (effective portion)	$ 51	(16)
Description of Net Investment Hedge Activity	We have approximately €4.2 billion of euro-denominated long-term debt, which qualifies as a net investment hedge against our investments in European businesses. As of December 31, 2019, the net investment hedge is deemed to be effective.
Long-term debt, euro-denominated | €			€ 4,200
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months				(32)
Gain recognized in Other income, net	$ 46	115
Maximum Length of Time, Foreign Currency Cash Flow Hedge	4 years 20 days
Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments - assets		10		11
Derivatives not designated as hedging instruments - assets		44		27
Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments - assets		12		13
Derivatives not designated as hedging instruments - assets		19		5
Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments - liabilities		83		72
Derivatives not designated as hedging instruments - liabilities		89		116
Other Long-Term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments - liabilities		111		98
Derivatives not designated as hedging instruments - liabilities		$ 3		$ 1